Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2019
Trade and other receivables [abstract]
Schedule of trade and other receivables

	2019	2018
	£m	£m
Trade receivables	1,899	1,674
Accrued income	883	817
Prepayments	237	229
Other receivables	134	78
	3,153	2,798

Schedule of reconciliation of changes in allowance account for credit losses

	2019	2018
	£m	£m
At 1 April	309	424
Exchange adjustments	24	(42)
Charge for the year, net of recoveries	181	36
Uncollectible amounts written off	(120)	(109)
At 31 March	394	309

Schedule of average expected loss rates and balances
The average expected loss rates and balances for the retail customer receivables in our US operations are set out below:

	2019	2019	2018	2018
	%	£m	%	£m
0 – 30 days	3	736	3	741
30 – 60 days	12	194	8	192
60 – 90 days	20	89	19	97
3 – 6 months	30	109	29	97
6 – 12 months	39	99	39	88
Over 12 months	68	238	69	218

Schedule of financial assets that are either past due or impaired	Trade receivables past due

	2019	2018
	£m	£m
Up to 3 months past due	295	271
3 to 6 months past due	108	73
Over 6 months past due	160	131
	563	475